COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial Instruments with Off-balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2018	2017
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$505,421	$439,663
Standby letters of credit	4,998	4,596